Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Accounts payable, consolidated variable interest entity without recourse | ¥	¥ 58,038	¥ 64,404
Deferred revenue, VIEs without recourse | ¥	477,595	115,537
Salary and welfare payable, VIEs without recourse | ¥	44,774	10,639
Tax payable, VIEs without recourse | ¥	46,031	7,598
Accrued liabilities and other current liabilities, VIEs without recourse | ¥	14,999	40,972
Deferred revenue, non-current VIEs without recourse | ¥	32	908
Other non-current liabilities, VIEs without recourse | ¥	¥ 1,000	¥ 1,000
Series Seed Convertible Redeemable Preferred Shares [Member]
Mezzanine equity, par or stated value per share | (per share)		¥ 0.001
Mezzanine equity, shares authorized		3,645,501
Mezzanine equity, shares issued	0	3,645,501
Mezzanine equity, shares outstanding	0	3,645,501
Series A Convertible Redeemable Preferred Shares [Member]
Mezzanine equity, par or stated value per share | (per share)		¥ 0.001
Mezzanine equity, shares authorized		5,531,104
Mezzanine equity, shares issued	0	5,531,104
Mezzanine equity, shares outstanding	0	5,531,104
Series B Convertible Redeemable Preferred Shares [Member]
Mezzanine equity, par or stated value per share | (per share)		¥ 0.001
Mezzanine equity, shares authorized		7,895,711
Mezzanine equity, shares issued	0	7,895,711
Mezzanine equity, shares outstanding	0	7,895,711
Series C Convertible Redeemable Preferred Shares [Member]
Mezzanine equity, par or stated value per share | (per share)		¥ 0.001
Mezzanine equity, shares authorized		5,295,380
Mezzanine equity, shares issued	0	5,295,380
Mezzanine equity, shares outstanding	0	5,295,380
Class A Ordinary Shares [Member]
Ordinary shares, par value | (per share)	¥ 0.001	¥ 0.001
Ordinary shares, authorized	57,956,630	57,956,630
Ordinary shares, issued	28,276,557	158,861
Ordinary shares, outstanding	28,276,557	158,861
Class B Ordinary Shares [Member]
Ordinary shares, par value | (per share)	¥ 0.001	¥ 0.001
Ordinary shares, authorized	19,675,674	19,675,674
Ordinary shares, issued	19,675,674	19,675,674
Ordinary shares, outstanding	19,675,674	19,675,674